UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21556

Perritt Funds, Inc.
 (Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
 (Address of principal executive offices) (Zip code)

Michael J. Corbett, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
 (Name and address of agent for service)

312-669-1650
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period:  July 31, 2017

Item 1. Schedule of Investments.

Perritt Micro Cap Opportunities
Schedule of Investments (Unaudited)		July 31, 2017

Shares	COMMON STOCKS - 91.83%	Value
	Administrative and Support Services - 0.04%
5,000	Kforce, Inc.	$93,500
		93,500
	Aerospace & Defense - 1.54%
398,891	CPI Aerostructures, Inc. (a)	3,789,464
		3,789,464
	Auto Parts & Equipment - 4.26%
186,705	Miller Industries, Inc.	4,873,001
125,000	Motorcar Parts of America, Inc. (Acquired 9/10/12 through 12/30/16, Cost $1,052,127) (a)(b)	3,496,250
10,500	Motorcar Parts of America, Inc. (a)	293,685
118,368	Stoneridge, Inc. (a)	1,806,296
		10,469,232
	Building Materials - 4.72%
135,000	Global Brass & Copper Holdings, Inc.	4,326,750
471,677	Huttig Building Products, Inc. (a)	3,363,057
300,000	PGT Innovations, Inc. (a)	3,900,000
		11,589,807
	Business Services - 5.40%
134,567	GP Strategies Corp. (a)	3,855,344
661,000	Innodata Isogen, Inc. (a)	1,123,700
171,383	PCM, Inc. (a)	2,120,865
392,404	PFSweb, Inc. (a)	3,068,599
170,000	Systemax, Inc.	3,080,400
		13,248,908
	Chemical & Related Products - 5.62%
104,644	Aceto Corp.	1,766,391
22,506	KMG Chemicals, Inc.	1,139,254
204,165	Northern Technologies International Corp. (a)	3,726,011
417,238	OMNOVA Solutions, Inc. (a)	3,922,037
280,566	Trecora Resources (a)	3,240,537
		13,794,230
	Commercial Banks - 7.09%
125,900	Bankwell Financial Group, Inc.	4,130,779
112,000	Berkshire Hills Bancorp, Inc.	4,160,800
75,000	Esquire Financial Holdings, Inc. (a)	1,110,000
65,000	TriState Capital Holdings, Inc. (a)	1,495,000
172,837	Triumph Bancorp, Inc. (a)	4,908,571
61,240	Veritex Holdings, Inc. (a)	1,632,046
		17,437,196
	Commercial Services & Supplies - 1.19%
247,500	InnerWorkings, Inc. (a)	2,918,025
		2,918,025
	Construction & Engineering - 3.97%
58,000	Comfort Systems USA, Inc.	1,931,400
889,832	Hill International, Inc. (a)	4,493,652
281,700	Limbach Holdings, Inc. (a)	3,312,792
		9,737,844

	Consumer Products - Manufacturing - 3.44%
296,623	Cherokee, Inc. (a)	1,557,271
114,000	Delta Apparel, Inc. (a)	2,397,420
111,179	Orchids Paper Products Co.	1,251,876
144,764	Superior Uniform Group, Inc.	3,232,580
		8,439,147
	Consumer Services - 0.87%
173,583	Primo Water Corp. (a)	2,154,165
		2,154,165
	Data Processing, Hosting and Related Services - 1.35%
400,000	Ooma, Inc. (a)	3,320,000
		3,320,000
	Electronic Equipment & Instruments - 1.20%
116,935	Bel Fuse, Inc. - Class B	2,952,609
		2,952,609
	Energy & Related Services - 1.71%
279,658	Matrix Service Co. (a)	2,894,461
133,744	PHI, Inc. (a)	1,297,317
		4,191,778
	Financial Services - 6.08%
111,000	Cowen, Inc. (a)	1,776,000
135,000	First Internet Bancorp	4,448,250
145,092	Hennessy Advisors, Inc.	2,298,257
53,124	Northeast Bancorp	1,142,166
115,821	Oppenheimer Holdings, Inc. - Class A	1,824,181
270,606	Silvercrest Asset Management Group, Inc. - Class A	3,423,166
		14,912,020
	Food - 3.28%
190,000	Crimson Wine Group Ltd. (a)	2,033,000
95,981	Farmer Brothers Co. (a)	2,989,808
245,000	Landec Corp. (a)	3,013,500
		8,036,308
	Health Care Providers & Services - 1.27%
140,000	The Ensign Group, Inc.	3,131,800
		3,131,800
	Industrial Goods - 3.40%
560,000	Hudson Technologies, Inc. (a)	4,530,400
147,000	Schnitzer Steel Industries, Inc. - Class A	3,792,600
		8,323,000
	Insurance - 4.84%
418,397	Atlas Financial Holdings, Inc. (a)	6,464,234
90,000	EMC Insurance Group, Inc.	2,493,000
182,648	United Insurance Holdings Corp.	2,915,062
		11,872,296
	Leisure - 2.06%
703,550	Century Casinos, Inc. (a)	5,058,524
		5,058,524
	Machinery Manufacturing - 1.48%
102,600	Graham Corp.	2,053,026
20,000	Kadant, Inc.	1,561,000
		3,614,026
	Medical Supplies & Services - 3.42%
135,683	Addus HomeCare Corp. (a)	4,606,438

35,820	Birner Dental Management Services, Inc. (a)	405,661
24,834	CryoLife, Inc. (a)	465,637
100,000	Exactech, Inc. (a)	2,915,000
		8,392,736
	Real Estate Investment Trust - 3.63%
250,000	City Office Real Estate Investment Trust, Inc.	3,177,500
115,000	Community Healthcare Trust, Inc.	2,917,550
50,000	Whitestone Real Estate Investment Trust	652,500
232,515	Global Medical REIT, Inc.	2,162,389
		8,909,939
	Retail - 1.68%
175,000	Kirkland’s, Inc. (a)	1,636,250
89,360	Weyco Group, Inc.	2,491,357
		4,127,607
	Semiconductor Related Products - 6.41%
505,167	AXT, Inc. (a)	4,420,211
215,347	DSP Group, Inc. (a)	2,713,372
171,111	PDF Solutions, Inc. (a)	2,746,332
415,000	Photronics, Inc. (a)	4,170,750
69,000	Rudolph Technologies, Inc. (a)	1,707,750
		15,758,415
	Software - 2.92%
320,332	American Software, Inc. - Class A	3,107,220
2,011,629	iPass, Inc. (a)	2,454,188
300,000	Zix Corp. (a)	1,599,000
		7,160,408
	Specialty Manufacturing - 5.70%
268,663	Aspen Aerogels, Inc. (a)	1,238,536
272,824	CECO Environmental Corp.	2,635,480
63,141	Core Molding Technologies, Inc. (a)	1,204,099
99,500	Federal Signal Corp.	1,840,750
40,482	KVH Industries, Inc. (a)	441,254
327,696	LSI Industries, Inc.	2,742,815
217,830	Manitex International, Inc. (a)	1,540,058
101,953	Sparton Corp. (a)	2,351,036
		13,994,028
	Telecommunications - 2.26%
700,000	Ceragon Networks Ltd. (a)	1,638,000
548,800	PC-Tel, Inc.	3,901,968
		5,539,968
	Transportation - 1.00%
568,891	Radiant Logistics, Inc. (a)	2,463,298
		2,463,298

	TOTAL COMMON STOCKS (Cost $156,337,582)	$225,430,278

Contracts	WARRANTS - 0.00%	Value
	Insurance - 0.00%
38,106	Emergent Capital, Inc. Warrant;
	Expiration: 10/06/2019, Exercise Price $10.75 (a)(c)	$-
	TOTAL WARRANTS (Cost $0)	$-

Shares		SHORT-TERM INVESTMENTS - 8.33%	Value
20,440,749		Invesco Short Term Investments Government & Agency Portfolio - Class I, 0.94% (d)	$20,440,749
		TOTAL SHORT-TERM INVESTMENTS (Cost $20,440,749)	$20,440,749

		Total Investments (Cost $176,778,331) - 100.16%	$245,871,027
		Liabilities in Excess of Other Assets - (0.16)%	(391,637)
		TOTAL NET ASSETS - 100.00%	$245,479,390

	Percentages are stated as a percent of net assets.

	(a)	Non-income producing security.
	(b)
Security was purchased in a transaction exempt from registration in the U.S. under the Securities Act of 1933 (the “Act”) and, unless registered under the Act, may only be sold pursuant to exemption from registration and, in the case of a Rule 144A offering under the Act, may only be sold to “qualified institutional buyers.” The market value of this security is $3,496,250 or 1.42% of the Fund’s net assets. This security is deemed to be liquid.

	(c)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund’s Board of Directors. This security represents $0.00 or 0.00% of the Fund’s Net Assets. This security is classified as Level 2 and is deemed to be illiquid.

	(d)	Variable rate security; the rate shown is the effective rate as of July 31, 2017.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these Schedule of Investments

Perritt Ultra MicroCap Fund
Schedule of Investments (Unaudited)		July 31, 2017

Shares	COMMON STOCKS - 93.71%	Value
	Aerospace & Defense - 0.72%
50,000	CPI Aerostructures, Inc. (a)	$475,000
		475,000
	Air Transport - 1.03%
53,077	AeroCentury Corp. (a)	679,385
		679,385
	Auto Parts & Equipment - 0.80%
60,000	Unique Fabricating, Inc.	525,000
		525,000
	Business Services - 11.49%
250,001	Auxilio, Inc. (a)	1,205,003
50,000	BG Staffing, Inc.	833,000
244,300	DLH Holdings Corp. (a)	1,385,181
275,000	Information Services Group, Inc. (a)	1,108,250
205,500	Innodata Isogen, Inc. (a)	349,350
26,133	PCM, Inc. (a)	323,396
158,200	SITO Mobile Ltd. (a)	727,720
50,000	Transcat, Inc. (a)	650,000
125,000	USA Technologies, Inc. (a)	693,750
701,005	WidePoint Corp. (a)	308,723
		7,584,373
	Chemical & Related Products - 1.94%
320,000	Flexible Solutions International, Inc. (a)	624,000
36,000	Northern Technologies International Corp. (a)	657,000
		1,281,000
	Chemical Manufacturing - 0.92%
200,000	Intrepid Potash, Inc. (a)	606,000
		606,000
	Computer & Electronic Product Manufacturing - 1.47%
185,000	Dynatronics Corp. (a)	499,500
835,021	Singing Machine Co., Inc. (a)	467,612
		967,112
	Computer and Electronic Product Manufacturing - 1.87%
368,500	Luna Innovations, Inc. (a)	490,105
83,348	PAR Technology Corp. (a)	746,798
		1,236,903
	Computers & Electronics - 1.33%
77,000	Concurrent Computer Corp.	518,980
40,000	Napco Security Technologies, Inc. (a)	366,000
		884,980
	Construction & Engineering - 5.07%
83,254	Gencor Industries, Inc. (a)	1,336,227
150,000	Hill International, Inc. (a)	757,500
60,000	Layne Christensen Co. (a)	635,400
15,000	NV5 Global, Inc. (a)	623,250
		3,352,377
	Consumer Goods - 1.40%
50,000	MCBC Holdings, Inc. (a)	925,000
		925,000

	Consumer Products - Distributing - 1.49%
400,000	FitLife Brands, Inc. (a)	200,000
300,000	US Auto Parts Network, Inc. (a)	783,000
		983,000
	Consumer Products - Manufacturing - 1.19%
47,070	Cherokee, Inc. (a)	247,117
45,000	Hardinge, Inc.	544,500
		791,617
	Consumer Services - 4.55%
450,000	FORM Holdings Corp. (a)	513,000
175,000	Meet Group, Inc. (a)	878,500
150,000	Xcel Brands, Inc. (a)	555,000
125,000	ZAGG, Inc. (a)	1,056,250
		3,002,750
	Diversified Financials - 1.45%
80,600	Safeguard Scientifics, Inc. (a)	959,140
		959,140
	Electronic Equipment & Instruments - 1.72%
180,000	Iteris, Inc. (a)	1,132,200
		1,132,200
	Energy & Related Services - 3.08%
145,000	DHT Holdings, Inc.	603,200
50,000	Matrix Service Co. (a)	517,500
119,206	Mitcham Industries, Inc. (a)	473,248
45,099	PHI, Inc. (a)	437,460
		2,031,408
	Financial Services - 5.11%
65,000	AMREP Corp. (a)	447,200
29,100	First Internet Bancorp	958,845
36,000	Hennessy Advisors, Inc.	570,240
50,000	HopFed Bancorp, Inc.	729,000
52,500	Silvercrest Asset Management Group, Inc. - Class A	664,125
		3,369,410
	Food - 0.52%
42,400	Willamette Valley Vineyards, Inc. (a)	340,896
		340,896
	Health Care - 1.33%
122,917	Rockwell Medical Technologies, Inc. (a)	876,398
		876,398
	Industrial Goods - 1.72%
139,900	Hudson Technologies, Inc. (a)	1,131,791
		1,131,791
	Insurance - 3.02%
50,000	Atlas Financial Holdings, Inc. (a)	772,500
40,000	Kingstone Companies, Inc.	660,000
35,000	United Insurance Holdings Corp.	558,600
		1,991,100
	Leisure - 2.80%
97,322	Century Casinos, Inc. (a)	699,745
1,550,000	Galaxy Gaming, Inc. (a)	1,147,000
		1,846,745

	Medical Supplies & Services - 7.97%
24,500	Addus HomeCare Corp. (a)	831,775
3,500	Birner Dental Management Services, Inc. (a)	39,638
50,000	Cutera, Inc. (a)	1,302,500
502,500	First Choice Healthcare Solutions, Inc. (a)	728,625
498,001	Hooper Holmes, Inc. (a)	323,701
90,000	IntriCon Corp. (a)	675,000
70,000	MGC Diagnostics Corp.	559,300
200,000	Sensus Healthcare, Inc. (a)	810,000
		5,270,539
	Miscellaneous Store Retailers - 0.10%
40,000	OurPet’s Co. (a)	64,000
		64,000
	Motion Pictures - 1.29%
125,000	Ballantyne Strong, Inc. (a)	850,000
		850,000
	Oil & Gas Services - 1.04%
500,000	Profire Energy, Inc. (a)	690,000
		690,000
	Pharmaceuticals - 1.38%
133,400	ImmuCell Corp. (a)	908,454
		908,454
	Professional, Scientific, and Technical Services - 0.70%
213,025	Sigma Labs, Inc. (a)	462,264
		462,264
	Real Estate Investment Trusts - 1.14%
154,000	Global Self Storage, Inc.	756,140
		756,140
	Retail - 2.09%
400,000	Christopher & Banks Corp. (a)	564,000
85,000	Build-A-Bear Workshop, Inc. (a)	816,000
		1,380,000
	Semiconductor Related Products - 3.68%
139,000	AXT, Inc. (a)	1,216,250
40,000	DSP Group, Inc. (a)	504,000
30,000	Ultra Clean Holdings, Inc. (a)	703,500
		2,423,750
	Software - 6.38%
100,000	Asure Software, Inc. (a)	1,312,000
100,000	BSQUARE Corp. (a)	570,000
143,128	Evolving Systems, Inc. (a)	701,327
200,000	GlobalSCAPE, Inc.	1,020,000
500,000	iPass, Inc. (a)	610,000
		4,213,327
	Specialty Manufacturing - 11.17%
150,000	Aspen Aerogels, Inc. (a)	691,500
8,300	Continental Materials Corp. (a)	185,090
93,500	CTI Industries Corp. (a)	496,485
140,000	Data I/O Corp. (a)	1,100,400
25,000	Hurco Companies, Inc.	823,750
31,749	Kewaunee Scientific Corp.	803,250
55,000	KVH Industries, Inc. (a)	599,500

100,000		Orbit International Corp. (a)	438,000
135,000		Pioneer Power Solutions, Inc. (a)	864,000
136,494		Polar Power, Inc. (a)	716,593
70,000		Tecnoglass, Inc.	644,700
			7,363,268
		Telecommunications - 0.75%
660,000		Mobivity Holdings Corp. (Acquired 03/11/2014, Cost $660,000) (a)(b)	495,000
			495,000

		TOTAL COMMON STOCKS (Cost $48,645,569)	$61,850,327

Contracts		WARRANTS - 0.14%	Value
		Medical Supplies & Services - 0.03%
		Sensus Healthcare, Inc.
50,000		Expiration: 07/25/2019, Exercise Price $6.75 (a)	$22,379
		Professional, Scientific, and Technical Services - 0.11%
		Sigma Labs, Inc.
80,000		Expiration: 02/15/2022, Exercise Price $4.00 (a)	70,620
		Telecommunications - 0.00%
		Mobivity Holdings Corp.
165,000		Expiration: 03/11/2019, Exercise Price $1.20 (Acquired 03/11/2014, Cost $0) (a)(b)(c)	–
		TOTAL WARRANTS (Cost $18,312)	$92,999

Shares		SHORT-TERM INVESTMENTS - 7.77%	Value
5,125,481		Invesco Short Term Investments Government & Agency Portfolio - Class I, 0.94%	$5,125,481
		TOTAL SHORT-TERM INVESTMENTS (Cost $5,125,481)	$5,125,481

		Total Investments (Cost $53,789,362) - 101.62%	$67,068,807
		Liabilities in Excess of Other Assets - (1.62)%	(1,066,666)
		TOTAL NET ASSETS - 100.00%	$66,002,141

	Percentages are stated as a percent of net assets.

	ADR	American Depositary Receipt
	(a)	Non-income producing security.
	(b)
Security was purchased in a transaction exempt from registration in the U.S. under the Securities Act of 1933 (the “Act”) or was acquired in a private placement and, unless registered under the Act, may only be sold pursuant to exemption from registration and, in the case of a Rule 144A offering under the Act, may only be sold to “qualified institutional buyers.” The values of these securities totals $495,000 or 0.75% of the Fund’s net assets. These securities were classified as Level 2 and considered to be illiquid.

	(c)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund’s Board of Directors. This security represents $0 or 0.00% of the Fund’s Net Assets. This security was classified as Level 2 and is considered to be illiquid.

	(d)	Variable rate security; the rate shown is the effective rate as of July 31, 2017.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these Schedule of Investments

Perritt Low Priced Stock Fund
Schedule of Investments (Unaudited)		July 31, 2017

Shares	COMMON STOCKS - 97.70%	Value
	Administrative and Support Services - 1.90%
7,100	Kforce, Inc.	$132,770
		132,770
	Air Transportation - 2.71%
3,000	Hawaiian Holdings, Inc. (a)	124,200
3,000	JetBlue Airways Corp. (a)	65,790
		189,990
	Asset Management & Custody Bank - 0.90%
1,887	Janus Henderson Group PLC (a)	63,196
		63,196
	Auto Parts & Equipment - 3.25%
2,500	Miller Industries, Inc.	65,250
10,000	Modine Manufacturing Co. (a)	162,500
		227,750
	Automobile Manufacturers - 2.63%
5,000	Winnebago Industries, Inc.	184,000
		184,000
	Biotechnology - 2.87%
7,000	Innoviva, Inc. (a)	96,040
7,000	MiMedx Group, Inc. (a)	104,720
		200,760
	Building Products - 3.24%
10,700	Builders FirstSource, Inc. (a)	167,669
2,200	USG Corp. (a)	59,488
		227,157
	Business Services - 5.20%
4,000	Darling Ingredients, Inc. (a)	65,080
4,300	Graphic Packaging Holding Co.	56,717
25,515	Information Services Group, Inc. (a)	102,825
10,000	New Media Investment Group, Inc.	139,400
		364,022
	Chemical & Related Products - 3.03%
7,000	Aceto Corp.	118,160
10,000	OMNOVA Solutions, Inc. (a)	94,000
		212,160
	Commercial Banks - 2.52%
8,800	Hallmark Financial Services, Inc. (a)	99,000
2,900	Veritex Holdings, Inc. (a)	77,285
		176,285
	Commercial Services & Supplies - 4.52%
10,000	ACCO Brands Corp. (a)	116,500
10,000	InnerWorkings, Inc. (a)	117,900
6,000	RPX Corp. (a)	82,020
		316,420
	Communications Equipment - 0.88%
7,000	Extreme Networks, Inc. (a)	61,530
		61,530

	Construction & Engineering - 4.92%
11,900	Gencor Industries, Inc. (a)	190,995
20,000	Hill International, Inc. (a)	101,000
3,100	IES Holdings, Inc. (a)	52,700
		344,695
	Consumer Services - 2.71%
18,000	Meet Group, Inc. (a)	90,360
8,000	Primo Water Corp. (a)	99,280
		189,640
	Credit Intermediation and Related Activities - 5.69%
7,000	FNB Corp.	95,900
13,800	Investors Bancorp, Inc.	183,264
13,000	United Community Financial Corp.	119,600
		398,764
	Electronic Equipment & Instruments - 3.01%
3,000	Orbotech Ltd. (a)	106,380
6,000	TTM Technologies, Inc. (a)	104,280
		210,660
	Electronic Manufacturing Services - 1.20%
5,000	KEMET Corp. (a)	84,250
		84,250
	Energy & Related Services - 2.16%
10,000	McDermott International, Inc. (a)	67,700
10,000	Newpark Resources, Inc. (a)	83,500
		151,200
	Fabricated Metal Product Manufacturing - 2.26%
8,800	NCI Building Systems, Inc. (a)	158,400
		158,400
	Financial Services - 1.19%
3,000	BofI Holding, Inc. (a)	83,610
		83,610
	Health Care - 1.02%
10,000	Rockwell Medical, Inc. (a)	71,300
		71,300
	Health Care Equipment - 1.32%
3,000	Globus Medical, Inc. (a)	92,250
		92,250
	Health Care Providers & Services - 2.73%
8,000	Cross Country Healthcare, Inc. (a)	94,080
6,000	Select Medical Holdings Corp. (a)	97,200
		191,280
	Household Durables - 1.08%
4,000	Lifetime Brands, Inc.	75,800
		75,800
	Industrial Goods - 1.73%
15,000	Hudson Technologies, Inc. (a)	121,350
		121,350
	Insurance - 2.29%
7,000	CNO Financial Group, Inc.	160,160
		160,160
	IT Consulting - 1.07%
4,000	Perficient, Inc. (a)	75,200
		75,200

	Leisure - 2.85%
7,700	Nautilus, Inc. (a)	135,520
4,000	Reading International, Inc. (a)	63,840
		199,360
	Machinery Manufacturing - 1.00%
3,000	Nova Measuring Instruments Ltd. (a)	69,960
		69,960
	Medical Supplies & Services - 1.90%
3,600	AMN Healthcare Services, Inc. (a)	132,840
		132,840
	Motor Vehicle and Parts Dealers - 0.53%
2,500	MarineMax, Inc. (a)	37,375
		37,375
	Pharmaceuticals - 1.65%
1,900	Cambrex Corp. (a)	115,900
		115,900
	Real Estate Investment Trusts - 1.48%
8,000	Medical Properties Trust, Inc.	103,840
		103,840
	Regional Bank - 1.24%
5,000	First Foundation, Inc. (a)	86,700
		86,700
	Retail - 1.38%
10,000	1-800-Flowers.com, Inc. (a)	96,500
		96,500
	Semiconductor Related Products - 8.08%
5,000	Cohu, Inc.	91,100
3,000	Entegris, Inc. (a)	78,300
6,000	Kulicke & Soffa Industries, Inc. (a)	129,240
12,000	Oclaro, Inc. (a)	117,360
14,900	Photronics, Inc. (a)	149,745
		565,745
	Software - 2.12%
10,000	American Software, Inc.	97,000
9,700	Zix Corp. (a)	51,701
		148,701
	Specialty Chemicals - 2.77%
10,100	Ferro Corp. (a)	194,324
		194,324
	Specialty Manufacturing - 4.12%
2,000	Fox Factory Holding Corp. (a)	76,900
4,500	Mueller Water Products, Inc.	52,200
11,000	Tecnoglass, Inc.	101,310
3,000	Wabash National Corp.	57,240
		287,650
	Telecommunications - 0.55%
2,000	CalAmp Corp. (a)	38,200
		38,200

	TOTAL COMMON STOCKS (Cost $5,737,286)	6,841,694

Shares		SHORT-TERM INVESTMENTS - 2.40%	Value
168,334		Invesco Short Term Investments Government & Agency Portfolio - Class I, 0.94%	$168,334
		TOTAL SHORT-TERM INVESTMENTS (Cost $168,334)	$168,334

		Total Investments (Cost $5,905,620) - 100.10%	$7,010,028
		Liabilities in Excess of Other Assets - (0.10)%	(6,755)
		TOTAL NET ASSETS - 100.00%	$7,003,273

	Percentages are stated as a percent of net assets.

	ADR	American Depositary Receipt
	(a)	Non-income producing security.
	(b)	Variable rate security; the rate shown is the effective rate as of July 31, 2017.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these Schedule of Investments

Perritt Funds, Inc.
Notes to the Schedule of Investments (Unaudited)	July 31, 2017

1. Federal Income Tax Matters

The cost basis of investments for federal income tax purposes for the Perritt MicroCap Opportunities Fund (the “MicroCap Fund”), the Perritt Ultra MicroCap Fund (the “Ultra MicroCap Fund”) and the Perritt Low Priced Stock Fund (the “Low Priced Stock Fund”) (collectively, the “Funds”) at July 31, 2017 was as follows*:

	MicroCap Fund	Ultra MicroCap Fund	Low Priced Stock Fund
Cost of investments	$176,778,331	$53,789,362	$5,905,620

Gross unrealized appreciation	76,708,979	18,037,391	1,157,722
Gross unrealized depreciation	(7,616,283)	(4,757,946)	(53,314)
Net unrealized appreciation	$69,092,696	$13,279,445	$1,104,408

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Exchange-listed securities are generally valued at the last sales price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the mean between the latest bid and ask price unless the Funds’ investment advisor believes that the mean does not represent a fair value, in which case the securities are valued as set forth below. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. Demand notes, commercial paper, U.S. Treasury Bills and warrants are stated at fair value using market prices if available, or a pricing service when such prices are believed to reflect fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds’ advisor under procedures established by and under the supervision of the Board of Directors of the Fund. The Funds’ fair value procedures allow for the use of certain methods performed by the Funds’ advisor to value those securities for which market quotations are not readily available, at a price  that a Fund might reasonably expect to receive upon a sale of such securities. For example, these methods may be based on a multiple of earnings, or a discount from market of a similarly freely traded security, or a yield to maturity with respect to debt issues, or a combination of these and other methods.

The Funds’ may invest in warrants or rights (other than those acquired in units or attached to other securities), which entitle the purchaser to buy equity securities at a specific price for a specific period of time. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

General Accepted Accounting Principles (“GAAP”) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
GAAP also requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of July 31, 2017:

Perritt MicroCap Opportunities Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$21,969,632	$-	$-	$21,969,632
Consumer Staples	11,442,349	-	-	11,442,349
Energy	5,430,314	-	-	5,430,314
Financials	44,221,511	-	-	44,221,511
Health Care	12,885,266	405,662	-	13,290,928
Industrials	58,574,849	-	-	58,574,849
Information Technology	41,246,217	-	-	41,246,217
Materials	17,024,538	-	-	17,024,538
Real Estate Investment Trusts	8,909,940	-	-	8,909,940
Telecommunication Services	3,320,000	-	-	3,320,000
Total Common Stocks	225,024,616	405,662	-	225,430,278
Warrants
Financials	-	-	-	-
Total Warrants	-	-	-	-
Short Term Investments	20,440,749	-	-	20,440,749
Total Investments in Securities	$245,465,365	$405,662	$-	$245,871,027

Perritt Ultra MicroCap Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$9,196,209	$-	$-	$9,196,209
Consumer Staples	540,896	-	-	540,896
Energy	3,412,908	-	-	3,412,908
Financials	5,872,450	-	-	5,872,450
Health Care	8,848,506	39,637	-	8,888,143
Industrials	12,988,132	-	-	12,988,132
Information Technology	17,663,749	-	-	17,663,749
Materials	2,531,700	-	-	2,531,700
Real Estate Investment Trusts	756,140	-	-	756,140
Total Common Stocks	61,810,690	39,637	-	61,850,327
Warrants
Health Care	22,379	-	-	22,379
Industrials	-	70,620	-	70,620
Total Warrants	22,379	70,620	-	92,999
Short Term Investments	5,125,481	-	-	5,125,481
Total Investments in Securities	$66,958,550	$110,257	$-	$67,068,807

Perritt Low Priced Stock Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$971,835	$-	$-	$971,835
Consumer Staples	164,360	-	-	164,360
Energy	151,200	-	-	151,200
Financials	968,715	-	-	968,715
Health Care	922,490	-	-	922,490
Industrials	1,665,472	-	-	1,665,472
Information Technology	1,447,431	-	-	1,447,431
Materials	446,351	-	-	446,351
Real Estate Investment Trusts	103,840	-	-	103,840
Total Common Stocks	6,841,694	-	-	6,841,694
Short Term Investments	168,334	-	-	168,334
Total Investments in Securities	$7,010,028	$-	$-	$7,010,028

Below are the transfers into or out of Levels 1 and 2 for the Funds using market values measured at the end of the reporting period:

	MicroCap Fund	Ultra MicroCap Fund	Low Priced Stock Fund
Transfers into Level 1	$3,789,465	$2,481,764	$-
Transfers out of level 1	-	-	-
Net transfers in (out of) Level 1	$3,789,465	$2,481,764	$-

Transfers into Level 2	$-	$-	$-
Transfers out of Level 2	(3,789,465)	(2,481,764)	-
Net Transfers in (out of) Level 2	$(3,789,465)	$(2,481,764)	$-

The securities transferred from Level 1 to Level 2 were transferred due to those securities not trading on the last day of the reporting period. The securities transferred from Level 2 to Level 1 due to an increase of observable market data from an increase in market activity

As of July 31, 2017, the MicroCap Fund, Ultra MicroCap Fund and Low Priced Stock Fund did not hold any Level 3 securities.

3. Transactions with Affiliates

The following issuer was affiliated with the Funds, as the Funds held 5% or more of the outstanding voting securities of the issuer during the period from November 1, 2016 through July 31, 2017. No issuers were affiliated with the MicroCap Opportunities Fund and the Low Priced Stock Fund during the period ended July 31, 2017. See Section (2)(a)(3) of the Investment Company Act of 1940.

Perritt Ultra MicroCap Fund

Issuer Name	Share Balance At November 1, 2016	Additions	Reductions	Share Balance At July 31, 2017	Dividend Income	Value At July 31, 2017
Dynatronics Corp. [1]	68,356	116,644	-	185,000	$-	$499,500
Hooper Holmes, Inc. [1]	213,334	284,667	-	498,001	$-	$323,701
Sigma Labs, Inc. [1]	-	213,025	-	213,025	$-	$462,264

[1] Issuer was not an affiliate as of July 31, 2017.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Perritt Funds, Inc.

By (Signature and Title)              /s/ Michael J. Corbett
Michael J. Corbett, President

Date         9/21/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Michael J. Corbett
Michael J. Corbett, President

Date         9/21/17

By (Signature and Title)*           /s/ Mark J. Buh
Mark J. Buh, Treasurer/Principal Financial Officer

Date         9/21/17

* Print the name and title of each signing officer under his or her signature.